INVENTORIES - Schedule Of Detailed Information about Inventories Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory [Abstract]
Stockpiled ore	$ 322,470	$ 109,762
Heap leach ore	227,753	467,719
Work-in-process	62,062	29,454
Finished goods	12,072	14,895
Supplies	113,532	72,813
Total inventories	737,889	694,643
Inventories	369,759	417,541
Non-current	$ 368,130	$ 277,102